ALLIANCE/REGENT SECTOR OPPORTUNITY FUND



SEMI-ANNUAL REPORT
FEBRUARY 28, 1999



PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1999 (UNAUDITED)           ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________


                                                PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)           VALUE
-------------------------------------------------------------------------
TIME DEPOSIT-110.3%
State Street Cayman Islands
  4.50%, 3/01/99
  (cost $233,000)                                  $233         $233,000

TOTAL INVESTMENTS-110.3%
  (amortized cost $233,000)                                      233,000
Other assets less liabilities-(10.3%)                            (21,777)

NET ASSETS-100%                                                 $211,223


See notes to financial statements.


1


STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)           ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $233,000)                $ 233,000
  Cash                                                                     924
  Receivable due from Adviser                                           10,011
  Dividends and interest receivable                                         87
  Total assets                                                         244,022

LIABILITIES
  Payable for capital stock redeemed                                       823
  Distribution fee payable                                                 180
  Accrued expenses                                                      31,796
  Total liabilities                                                     32,799

NET ASSETS                                                           $ 211,223

COMPOSITION OF NET ASSETS
  Capital stock, at par                                              $      49
  Additional paid-in capital                                           231,996
  Undistributed net investment income                                    8,872
  Accumulated net realized loss on investment transactions             (29,694)
                                                                     $ 211,223

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($13,400 / 3,046 shares of capital stock issued
    and outstanding)                                                     $4.40
  Sales charge--4.25% of public offering price                             .20
  Maximum offering price                                                 $4.60

  CLASS B SHARES
  Net asset value and offering price per share
    ($132,636 / 31,461 shares of capital stock issued
    and outstanding)                                                     $4.22

  CLASS C SHARES
  Net asset value and offering price per share
    ($18,499 / 4,398 shares of capital stock issued
    and outstanding)                                                     $4.21

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($46,688 / 10,459 shares of capital stock issued
    and outstanding)                                                     $4.46


See notes to financial statements.


2


STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                           $  24,653
  Dividends                                              1,944
                                                                     $  26,597

EXPENSES
  Advisory fee                                           4,486
  Distribution fee - Class A                               111
  Distribution fee - Class B                             4,439
  Distribution fee - Class C                               646
  Administrative                                        61,000
  Custodian                                             29,702
  Amortization of organization expenses                 15,591
  Audit and legal                                       14,136
  Directors' fees                                        9,909
  Transfer agency                                       12,342
  Printing                                                  87
  Miscellaneous                                            148
  Total expenses                                       152,597
  Less: expenses waived and reimbursed
    by Adviser (see Note B)                           (131,252)
  Net expenses                                                          21,345
  Net investment income                                                  5,252

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized loss on investment transactions                         (29,093)
  Net change in unrealized depreciation of
    investments                                                         63,725
  Net gain on investments                                               34,632

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  39,884


See notes to financial statements.


3


STATEMENT OF CHANGES IN NET ASSETS      ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

                                             SIX MONTHS ENDED        YEAR ENDED
                                             FEBUARY 28, 1999        AUGUST 31,
                                               (UNAUDITED)              1998
                                             ----------------        ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                  $   5,252          $  (148,033)
  Net realized gain (loss) on
    investment transactions                       (29,093)           3,128,104
  Net change in unrealized appreciation
    (depreciation) of investments                  63,725           (1,048,688)
  Net increase in net assets
    from operations                                39,884            1,931,383

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                       (54,678)             (13,835)
    Class B                                      (489,249)             (40,054)
    Class C                                       (66,968)              (5,448)
    Advisor Class                                 (96,524)             (71,572)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                 (1,262,750)          (6,992,568)
  Total decrease                               (1,930,285)          (5,192,094)

NET ASSETS
  Beginning of year                             2,141,508            7,333,602
  End of period (including undistributed
    net investment income of $8,872 and
    $3,620, respectively)                       $ 211,223          $ 2,141,508


See notes to financial statements.


4


NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED)           ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance/Regent Sector Opportunity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Prior to commencement of operations on December 16, 1996, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on October 7, 1996. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Securities traded in the over-the-counter market, including securities traded on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. Readily marketable debt securities are valued at the last sale price. Securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $258,000 have been deferred and are being amortized on a straight-line basis through December, 2001.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Dividend income is recorded on ex-dividend date. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discount as adjustment to interest income. Investment gains and losses are determined on the identified cost basis.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.


5


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                             ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. As of January 13, 1997, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for Class A, Class B, Class C and Adviser Class shares, respectively. For the six months ended February 28, 1999, such waiver and reimbursement amounted to $61,252.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended February 28, 1999, the Adviser voluntarily agreed to waive its fees in the amount of $61,000 for such services.

The Fund compensates Alliance Fund Services, Inc. a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended February 28, 1999 the transfer agent agreed to waive fees of $9,000 for such services.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $15,803 and $80 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares for the six months ended February 28, 1999.

Brokerage commissions paid on investment transactions for the six months ended February 28, 1999, amounted to $1,013, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $570,365 and $113,193, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $0 and $1,144,357, respectively, for the six months ended February 28, 1999. There were no purchases or sales of U.S. government or government agency obligations for the six months ended February 28, 1999.

At February 28, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.


6


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     FEB. 28, 1999   AUGUST 31,    FEB. 28, 1999   AUGUST 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold                   -0-       10,495     $        63     $   134,361
Shares issued in
  reinvestment of
  distributions           12,453         1,113          54,546          13,715
Shares redeemed          (15,156)      (70,196)        (66,690)     (1,024,838)
Net decrease              (2,703)      (58,588)    $   (12,081)    $  (876,762)

CLASS B
Shares sold                   -0-       29,379     $     8,295     $   388,611
Shares issued in
  reinvestment of
  distributions           13,892         1,272          58,347          15,609
Shares redeemed         (109,980)      (99,951)     (1,194,451)     (1,505,655)
Net decrease             (96,088)      (69,300)    $(1,127,809)    $(1,101,435)

CLASS C
Shares sold                   -0-       14,002     $        -0-    $   179,778
Shares issued in
  reinvestment of
  distributions           15,951           401          66,835           4,923
Shares redeemed          (26,848)      (17,092)       (191,083)       (252,736)
Net decrease             (10,897)       (2,689)    $  (124,248)    $   (68,035)

ADVISOR CLASS
Shares sold                   -0-       79,188     $        11     $   999,501
Shares issued in
  reinvestment of
  distributions              310         5,631           1,377          69,601
Shares redeemed               -0-     (398,668)             -0-     (6,015,438)
Net increase
  (decrease)                 310      (313,849)    $     1,388     $(4,946,336)


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 1999.


7


FINANCIAL HIGHLIGHTS                    ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                        CLASS A
                                         ------------------------------------
                                         SIX MONTHS                DEC. 16,
                                            ENDED     YEAR ENDED    1996(A)
                                       FEB. 28, 1999   AUG. 31,       TO
                                        (UNAUDITED)     1998    AUG. 31, 1997
                                        -----------  -----------  -----------
Net asset value, beginning of period       $13.61       $12.16       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)              .08         (.24)        (.21)
Net realized and unrealized gain on
  investment transactions                     .22         1.89         2.37
Net increase in net asset value
  from operations                             .30         1.65         2.16

LESS: DISTRIBUTIONS
Distributions from net realized gains       (9.51)        (.20)          -0-
Net asset value, end of period              $4.40       $13.61       $12.16

TOTAL RETURN
Total investment return based on
  net asset value (c)                        2.53%       13.70%       21.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $13          $78         $783
Ratios to average net assets of:
  Expenses, under current cap (d)            3.00%(e)     3.00%        3.00%(e)
  Expenses, net of waivers/
    reimbursements (f)                       3.00%(e)     3.00%        4.13%(e)
  Net investment income (loss)               1.89%(e)    (1.69)%      (2.51)%(e)
Portfolio turnover rate                         0%          58%          27%


See footnote summary on page 11.


8


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS B
                                         ------------------------------------
                                         SIX MONTHS                DEC. 16,
                                            ENDED     YEAR ENDED    1996(A)
                                       FEB. 28, 1999    AUG. 31,       TO
                                        (UNAUDITED)      1998   AUG. 31, 1997
                                        -----------  -----------  -----------
Net asset value, beginning of period       $13.47       $12.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)              .04         (.32)        (.18)
Net realized and unrealized gain on
  investment transactions                     .22         1.87         2.30
Net increase in net asset value
  from operations                             .26         1.55         2.12

LESS: DISTRIBUTIONS
Distributions from net realized gains       (9.51)        (.20)          -0-
Net asset value, end of period              $4.22       $13.47       $12.12

TOTAL RETURN
Total investment return based on
  net asset value (c)                        2.27%       12.90%       21.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $133       $1,719       $2,386
Ratios to average net assets of:
  Expenses, under current cap (d)            3.70%(e)     3.70%        3.70%(e)
  Expenses, net of waivers/
    reimbursements (f)                       3.70%(e)     3.70%        3.70%(e)
  Net investment income (loss)                .67%(e)    (2.33)%      (2.15)%(e)
Portfolio turnover rate                         0%          58%          27%


See footnote summary on page 11.


9


FINANCIAL HIGHLIGHTS (CONTINUED)        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS C
                                         ------------------------------------
                                         SIX MONTHS                DEC. 16,
                                          ENDED      YEAR ENDED    1996(A)
                                       FEB. 28, 1999  AUG. 31,       TO
                                        (UNAUDITED)     1998    AUG. 31, 1997
                                        -----------  -----------  -----------
Net asset value, beginning of period       $13.47       $12.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)              .04         (.33)        (.19)
Net realized and unrealized gain on
  investment transactions                     .21         1.88         2.31
Net increase in net asset value
  from operations                             .25         1.55         2.12

LESS: DISTRIBUTIONS
Distributions from net realized gains       (9.51)        (.20)          -0-
Net asset value, end of period              $4.21       $13.47       $12.12

TOTAL RETURN
Total investment return based on
  net asset value (c)                        2.20%       12.90%       21.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $18         $206         $218
Ratios to average net assets of:
  Expenses, under current cap (d)            3.70%(e)     3.70%        3.70%(e)
  Expenses, net of waivers/
    reimbursements (f)                       3.70%(e)     3.70%        3.70%(e)
  Net investment income (loss)                .85%(e)    (2.33)%      (2.24)%(e)
Portfolio turnover rate                         0%          58%          27%


See footnote summary on page 11.


10


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                   ADVISOR CLASS
                                        ------------------------------------
                                         SIX MONTHS                  DEC. 16,
                                           ENDED      YEAR ENDED     1996(A)
                                       FEB. 28, 1999   AUG. 31,        TO
                                        (UNAUDITED)     1998    AUG. 31, 1997
                                        -----------  -----------  -----------
Net asset value, beginning of period       $13.66       $12.18       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)              .10         (.19)        (.19)
Net realized and unrealized gain on
  investment transactions                     .21         1.87         2.37
Net increase in net asset value
  from operations                             .31         1.68         2.18

LESS: DISTRIBUTIONS
Distributions from net realized gains       (9.51)        (.20)          -0-
Net asset value, end of period              $4.46       $13.66       $12.18

TOTAL RETURN
Total investment return based on
  net asset value (c)                        2.59%       13.92%       21.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $47         $139       $3,947
Ratios to average net assets of:
  Expenses, under current cap (d)            2.70%(e)     2.70%        2.70%(e)
  Expenses, net of waivers/
    reimbursements (f)                       2.70%(e)     2.70%        3.82%(e)
  Net investment income (loss)               1.94%(e)    (1.39)%      (2.19)%(e)
Portfolio turnover rate                         0%          58%          27%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Expense cap in effect as of January 13, 1997.

(e)  Annualized.

(f) Net of expenses waived/reimbursed by the Adviser. Absent such waivers/reimbursements the expense ratios would have been 26.19%, 6.05% and 11.77% for Class A, 25.36%, 6.75% and 10.52% for Class B, 25.65%, 6.72% and
9.99% for Class C and 26.11%, 5.73% and 11.16% for Advisor Class for the six months ended February 28, 1999, the year ended August 31, 1998 and the period December 16, 1996 to August 31, 1997.


11